28. Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

28.	Related Party Transactions

In 2016 and 2015, the total fund raised from individual investors through Solar Energy amounted to $22,002 and $145,568, of which $1,829 and $11,524 was settled by the coupons issued by the Group to individual investors without cash inflow and the amount of $19,993 and $129,830 had been received by the Group from Solar Energy in 2016 and 2015 and Solar Energy charged $98 and $1,052 as commission fee to the Group at 1% of the fund principal. In 2016 and 2015, the total fund redeemed to individual investors through Solar Energy amounted to $nil and $19,237 which had been fully repaid by the Group to Solar Energy as of December 31, 2016 and 2015. In 2016, the Group operated Solarbao E-commerce and Investment business through its VIE, Meijv, and there’s no aforesaid transactions occurred with Solar Energy during year ended December 31, 2017. As of December 31, 2017 and 2016, the Group had other receivable (gross) of $3,223 and $3,244 from Solar Energy, respectively, for the fund received from the individual investors on behalf of the Group by Solar Energy net of its commission fee and made an allowance for doubtful debts of $3,223 and $3,244, respectively, based on the recoverable amount of the receivable from Solar Energy.

In connection with the launch of the Underlying PV Products as discussed in Note 16, the Group issued to Jiangxi LDK Solar Hi-Tech Co., Ltd. (“LDK Jiangxi”) and Suzhou Liuxin Industry Ltd. (“Liuxin”) coupons with total face value of $779 and $582 respectively during the year ended December 31, 2015. Both LDK Jiangxi and Liuxin are related parties of the Group. LDK Jiangxi is a wholly owned subsidiary of LDK Solar Co., Ltd. (“LDK”), principle shareholder of the Company. Liuxin is wholly owned by Mr. Peng’s father. These coupons are freely transferable among holders but could not be redeemed in cash. When the holder subscribe the on-line products through the on-line platform of Solar Energy, the holders could redeem the coupons and reduce the original purchase price for the on-line products by the face value of the coupons. In 2015, the Group received full payment of $582 from Liuxin for the face value of the coupons issued. For the coupons of $779 issued to LDK Jiangxi, they were applied to offset the outstanding accounts payables of $779 to LDK Jiangxi under mutual agreement between the Group and LDK Jiangxi. As of December 31, 2015, all coupons issued to these related parties had been redeemed through the on-line platform. No other related party transactions occurred with LDK Jiangxi and Liuxin for the year ended December 31, 2017 and 2016.

In 2015, the Group incurred commission fee of $3,450 to SUPERMERCY Limited (“SUPERMERCY”), one of the shareholders of the Group, in respect of certain funds successfully raised by the Group that had been resulted from the services rendered by SUPERMERCY. The commission fee was recognized as a deduction of the funds raised recorded in additional paid in capital within the stockholders’ equity. There was no such transactions between the Group and SUPERMERCY during 2017 and 2016.

During the year ended December 31, 2016 and 2015, the Group made advance payments of $510 and $310 respectively to Mr. Peng for which a full provision has been recorded by the Company as of December 31, 2016 and 2015. During the year ended December 31, 2017, the Group made advance payments of $186 to Mr. Peng for business operation and was expensed as of December 31, 2017.

During the year ended December 31, 2017 and 2016, the Group made advance payments of $154 and $1,656 to Mr. Minghua Zhao, a former director of the Group, and $43 and $1,512 had been received in 2017 and 2016, respectively. As of December 31, 2017 and 2016, the Group has receivables from Mr. Minghua Zhao of $264 and $144, with provision of $264 and $144 had been provided, respectively.

During the year ended December 31, 2016, Suzhou Industrial Park Chengcheng Enterprise Guarantee Limited Company (“Chengcheng”) provided guarantee to secure the repayment obligation under a sale-and-leaseback agreement. The principle of the finance lease receivable guaranteed by Chengcheng amounted to $23,045 as of December 31, 2016 and will expire in 2025. Mr. Minghua Zhao, a former director of the Group, is the legal representative of Chengcheng. As of December 31, 2017, Chengcheng was no longer a related party of the Group.

On March 30, 2015, the Group entered into a share purchase agreement (the “LDK Share Purchase Agreement”) with LDK Group. Pursuant to the LDK Share Purchase Agreement, the Group agreed to purchase from LDK Group three LDK’s subsidiaries incorporated in Italy and California respectively which hold three solar PV plants in total, at a cash consideration of US$2,390. The Group will also assume certain indebtedness contemplated in the LDK Share Purchase Agreement up to a maximum amount to be agreed upon among the Group and the LDK Group prior to the closing date of the transaction. The transaction is subject to several closing conditions including completion of satisfactory due diligence. In connection with the acquisition, the Group paid $2,000 as deposits for the acquisition, such prepaid deposits were subsequently agreed by both parties to offset against certain payable balances due to LDK Group, on September 30, 2015.

As of December 31, 2017 and 2016, the Group had accounts payable to LDK Group of $4,713 and $4,389, respectively, which were primarily related to purchases of solar cells for solar development projects. The solar cells purchased from LDK Group for the years ended 2017, 2016 and 2015 were amounted to $nil, $3,691 and $11,712, respectively. The Group also consigned LDK Group to process solar cells to solar panels for its on-line platform business. The processing fee charged by LDK Group amounted to $nil, $nil and $4,000 for the years ended 2017, 2016 and 2015. Pursuant to a Settlement and Mutual Release dated December 30, 2014 and a supplementary agreement dated September 30, 2015, the LDK Group received $11,000 from the Group during the year ended December 31, 2015 for full settlement of outstanding receivable balances of $28,775 due from the Group. As a result, the Group derecognized liabilities of $17,775 due to LDK Group which was accounted for as a capital transaction by increasing additional paid in capital as of December 31, 2015.